COMMITMENTS - Additional Information (Details)		3 Months Ended	6 Months Ended
	Oct. 02, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Sep. 25, 2020 item
Commitments And Contingencies [Line Items]
Maximum number of demands for registration of securities | item				3
Deferred underwriting fees			$ 8,391,121
Advisory fee payable to Connaught (UK) Limited (as a percent)		10.00%	10.00%
Fee Payable to independent directors per month		$ 3,125	$ 3,125
Over-allotment
Commitments And Contingencies [Line Items]
Deferred underwriter fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fees	$ 8,391,121